FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22518

Nuveen Short Duration Credit Opportunities Fund

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Cedric H. Antosiewicz – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: July 31

Date of reporting period: June 30, 2017

Item 1. Proxy Voting Record

Institutional Account Name	Company Name	Ticker	Primary CUSIP	Meeting Date	Proponent	Proposal Text	Management Recommendation	Vote Instruction	Vote Against Management
Nuveen Short Duration Credit Opportunities Fund	Vantage Drilling Company	VTGDF	G93205113	4-Aug-16	Management	Amend Articles of Association	For	Against	Yes

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Short Duration Credit Opportunities Fund

By	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz – Chief Administrative Officer

Date

August 29, 2017